Accounting judgements and estimates	12 Months Ended
Dec. 31, 2025
Accounting judgements and estimates
Accounting judgements and estimates

3Accounting judgements and estimates

The preparation of financial statements requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively.

Significant judgements and estimates made in applying accounting policies is as follows:

Impairments of property, plant and equipment and right-of-use assets related to self-operated stores

In considering the impairment losses that may be required for certain property, plant and equipment and right-of-use assets related to self-operated stores, recoverable amount of these assets needs to be determined, being the higher of fair value less costs of disposal and value in use. In determining the recoverable amount of these assets, the Group evaluates market rental rates with the assistant of valuation professionals.